Costs Incurred In Oil And Natural Gas Acquisition, Exploration And Development Activities	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Costs Incurred In Oil And Natural Gas Acquisition, Exploration And Development Activities
18.	COSTS INCURRED IN OIL AND NATURAL GAS ACQUISITION, EXPLORATION AND DEVELOPMENT ACTIVITIES (UNAUDITED)

Costs incurred in oil and natural gas property acquisitions and development are presented below and exclude any costs incurred related to Assets Held for Sale (in thousands):

	2015	2014	2013
Consolidated Entities:
Acquisition of Properties
Proved	$1	$161	$2,445
Unproved	28,242	169,408	39,291
Exploration Costs(a)	158,318	316,235	231,112
Development Costs(a)	31,574	71,383	64,661

Subtotal	218,135	557,187	337,509
Asset Retirement Obligations	2,818	9,110	3,031

Total Costs Incurred	$220,953	$566,297	$340,540
Share of Equity Method Investments:
Acquisition of Properties
Proved	$—	$—	$—
Unproved	—	—	—
Exploration Costs	—	—	—
Development Costs(a)	824	438	1,958

Total	$824	$438	$1,958

(a)	Includes Depreciation expense for support equipment and facilities

The following table provides a reconciliation of the total costs incurred for our consolidated entities to our reported capital expenditures (in thousands):

	2015	2014	2013
Total Costs Incurred by Consolidated Entities	$220,953	$566,297	$340,540
Equity Method Investments	—	—	2,493
DJ Basin Expenditures	—	—	2
Exploration Expense	(3,011)	(9,446)	(11,408)
Asset Retirement Obligations	(2,818)	(9,110)	(3,031)
Depreciation for Support Equipment and Facilities	(4,905)	(6,075)	(5,024)
Corporate Expenditures	231	869	3,651
Other(a)	(16,522)	7,223	10,391

Total Capital Expenditures	$193,928	$549,758	$337,614

(a)	Represents R.E. Disposal, LLC capital, future proceeds from ArcLight and intercompany capital transactions.